Significant restructuring transaction, mergers and acquisitions and investments- Restructuring transaction (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($) employee	Aug. 31, 2014 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2014
Restructuring transaction
Amount of amortization of the excess value recorded			$ 39	¥ 264		¥ 264		¥ 264
Profit Share Payments
Restructuring transaction
Amounts earned by the Company				517		3,444		2,086
Ant Financial | Planned issuance of equity interest
Restructuring transaction
Consideration for acquisition of equity interest before deducting expenses				12,200
Ant Financial | Profit Share Payments
Restructuring transaction
Amounts earned by the Company				517		3,444		2,086
Additional fee, as a percentage of pre-tax income									37.50%
2014 SAPA | Director And Major Shareholder
Restructuring transaction
Value of restructured arrangement in excess of value of pre-existing arrangement, equity contribution by shareholder (in renminbi)		¥ 1,300
2014 SAPA | Ant Financial
Restructuring transaction
Expected term of the restructured arrangement		5 years
Amount of amortization of the excess value recorded				264		264		264
2014 SAPA | Ant Financial | Sale of SME loan business and certain other assets
Restructuring transaction
Cash consideration for sale of business		¥ 3,219
2014 SAPA | Ant Financial | SME Annual Fee
Restructuring transaction
SME annual fee term (in years)		7 years
Annual fee as a percentage of the average daily balance (as a percent)		2.50%
Amounts earned by the Company				¥ 954		¥ 956		¥ 847
2014 SAPA | Ant Financial | Planned issuance of equity interest
Restructuring transaction
Maximum percentage of equity interest of related party (as a percent)		33.00%
2014 SAPA | Ant Financial | Removal of liquidity event payment obligation
Restructuring transaction
Percentage of the equity value of Ant Financial that Company may elect to receive (as a percent)		37.50%
2014 SAPA | Ant Financial | Removal of liquidity event payment obligation | Maximum
Restructuring transaction
Company's equity interests in Ant Financial that must not be exceeded for the Company to receive one-time payment (as a percent)		33.00%
2018 amendments | Ant Financial
Restructuring transaction
Percentage of the equity value of Ant Financial, Company agreed to purchase under planned acquisition (as a percent)	33.00%
2018 SAPA | Ant Financial | Planned issuance of equity interest
Restructuring transaction
Issuance of new securities (as a percent)	33.00%
2018 SAPA | Ant Financial | Pre-emptive rights | Maximum
Restructuring transaction
Consideration received from related party | $	$ 1,500
2018 SAPA | Ant Financial | Corporate governance provisions
Restructuring transaction
Number of officers or employees | employee	2
2014 IPLA | Ant Financial | Profit Share Payments
Restructuring transaction
Amounts earned by the Company | $			$ 517,000		$ 3,444,000		$ 2,086,000
Additional fee, as a percentage of pre-tax income		37.50%